Fund Summary
Franklin Real Estate Securities Fund-17 | Franklin Real Estate Securities Fund
Investment Goal
Maximize total return.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 24 in the Fund's Prospectus and under “Buying and Selling Shares” on page 43 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Real Estate Securities Fund} - Franklin Real Estate Securities Fund-17 - Franklin Real Estate Securities Fund	Class A		Class C [2]	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	[1]	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[3]	1.00%	none	none
[1]	Effective September 10, 2018, the maximum sales charge (load) imposed on purchases of Class A shares is 5.50%. Prior to September 10, 2018, the maximum sales charge (load) on purchases of Class A shares is 5.75%.
[2]	Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date. Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes. Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods. (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)
[3]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Real Estate Securities Fund} - Franklin Real Estate Securities Fund-17 - Franklin Real Estate Securities Fund		Class A	Class C	Class R6		Advisor Class
Management fees		0.51%	0.51%	0.51%		0.51%
Distribution and service (12b-1) fees		0.25%	1.00%	none		none
Other expenses	[1]	0.29%	0.29%	0.22%		0.29%
Total annual Fund operating expenses	[1]	1.05%	1.80%	0.73%		0.80%
Fee waiver and/or expense reimbursement		none	none	(0.12%)	[2]	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.05%	1.80%	0.61%	[2]	0.80%
[1]	Other expenses of the Fund have been restated to exclude non-recurring prior period expenses. If such expenses were included in the table above, the amounts stated would have been greater.
[2]	The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until August 31, 2019. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Real Estate Securities Fund} - Franklin Real Estate Securities Fund-17 - Franklin Real Estate Securities Fund - USD ($)	Class A [1]	Class C	Class R6	Advisor Class
1 year	$ 676	$ 283	$ 62	$ 82
3 years	890	566	221	255
5 years	1,121	975	394	444
10 years	$ 1,784	$ 2,116	$ 895	$ 990
[1]	The Example numbers for Class A shares reflect the maximum sales charge (load) imposed on purchases of Class A shares of 5.75%, which is the maximum sales charge (load) on purchases of Class A shares prior to September 10, 2018. If the maximum sales charge (load) on purchases of Class A shares of 5.50% that was effective on September 10, 2018 was reflected, the expenses for Class A shares in the chart above would be lower.

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Real Estate Securities Fund}	Franklin Real Estate Securities Fund-17 Franklin Real Estate Securities Fund Class C USD ($)
1 Year	$ 183
3 Years	566
5 Years	975
10 Years	$ 2,116

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.84% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies operating in the real estate industry predominantly in the United States, including: companies qualifying under federal tax law as real estate investment trusts (REITs); and companies that derive at least half of their assets or revenues from the ownership, construction, management, operation, development or sale of commercial or residential real estate (such as real estate operating or service companies, homebuilders, lodging providers, and developers).

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office building or shopping centers. REITs typically concentrate on a specific geographic region or property type. While the Fund is not limited to investing in REITs and REIT-like entities, it is expected that the Fund currently will focus on these types of entities. The Fund may also invest up to 20% of its net assets in equity securities of issuers engaged in businesses whose products and services are closely related to the real estate industry. These include manufacturers and distributors of building supplies; financial institutions that issue or service mortgages, such as savings and loan associations or mortgage bankers; and companies whose principal business is unrelated to the real estate industry but which have significant real estate holdings (at least 50% of their assets).

The Fund concentrates in securities of companies in the real estate industry, primarily REITs. The Fund currently expects to be invested predominantly in equity securities, primarily common stocks.

When selecting investments for the Fund’s portfolio, the investment manager uses a “bottom-up" security selection process that incorporates macro-level views in the evaluation process. The investment manager’s portfolio construction process combines: bottom-up analysis of individual stock and real estate market fundamentals; and top-down macro overlays to provide regional, property type, and company size perspectives in identifying local cyclical and thematic trends that highlight investment opportunities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Real Estate Securities

By concentrating in the real estate industry, the Fund carries much greater risk of adverse developments in the real estate industry than a fund that invests in a wide variety of industries. Because the Fund concentrates in the real estate industry, there is also the risk that the Fund will perform poorly during a slump in demand for real estate securities. To the extent that the Fund focuses on a particular geographical region of a country, the Fund may be subject to greater risks of adverse developments in that area than a fund that does not focus its investments in a particular region. Real estate values rise and fall in response to a variety of factors, including: local, regional, national and global economic conditions; interest rates; tax and insurance considerations; changes in zoning and other property-related laws; environmental regulations or hazards; overbuilding; increases in property taxes and operating expenses; or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.

REITs

A REIT's performance depends on the types, values and locations of the properties it owns and how well those properties are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole. These risks may also apply to securities of REIT-like entities domiciled outside the U.S.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	31.39%
Worst Quarter:	Q1'09	-34.54%
As of June 30, 2019, the Fund's year-to-date return was 17.85%.

Average Annual Total Returns<br/>(figures reflect sales charges) For the periods ended December 31, 2018
Average Annual Total Returns{- Franklin Real Estate Securities Fund} - Franklin Real Estate Securities Fund-17 - Franklin Real Estate Securities Fund		Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]
Class A | Return Before Taxes		(11.55%)	5.40%	9.59%
Class A | After Taxes on Distributions		(12.94%)	3.89%	8.57%
Class A | After Taxes on Distributions and Sales		(6.36%)	3.83%	7.56%
Class C | Return Before Taxes		(8.00%)	5.80%	9.39%
Class R6 | Return Before Taxes		(6.02%)	7.11%		4.36%
Advisor Class | Return Before Taxes		(6.19%)	6.87%	10.49%
S&P US Property Index (index reflects no deduction for fees, expenses or taxes)	[2]	(3.92%)	7.60%	12.04%
MSCI US IMI Real Estate 25/50 Index (index reflects no deduction for fees, expenses or taxes)	[2]	(4.59%)	7.64%	12.23%
[1]	Since inception May 1, 2013.
[2]	Effective July 1, 2019, the MSCI US IMI Real Estate 25/50 Index replaced the S&P US Property Index as the Fund’s benchmark. The investment manager believes the composition of the MSCI US IMI Real Estate 25/50 Index more accurately reflects the Fund’s holdings. The inception date of the MSCI US IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for purposes of the table above.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.75% that is in effect prior to September 10, 2018. Class A shares are subject to a maximum front-end sales charge of 5.50% effective on September 10, 2018. If the maximum front-end sales charge of 5.50% effective on September 10, 2018 was reflected, performance for Class A in the average annual total returns table would be higher.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.